WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 2.3%
12,000	Moog, Inc., Class A	$ 3,511,680

	AIRLINES - 0.8%
270,000	JetBlue Airways Corporation(a)	1,193,400

	AUTO COMPONENTS - 1.2%
105,000	Garrett Motion, Inc.	1,907,850

	BANKS - 0.7%
20,900	Unity Bancorp, Inc.	1,083,247

	BIOTECHNOLOGY - 7.8%
78,200	ACADIA Pharmaceuticals, Inc.(a)	1,740,732
48,500	Arcutis Biotherapeutics, Inc.(a)	1,142,660
79,000	Catalyst Pharmaceutical Partners, Inc.(a)	1,956,040
22,300	CG oncology, Inc.(a)	1,509,264
39,700	Ideaya Biosciences, Inc.(a)	1,322,804
64,000	Intellia Therapeutics, Inc.(a)	820,480
110,300	Kyverna Therapeutics Inc(a)	951,889
37,000	Syndax Pharmaceuticals, Inc.(a)	864,320
50,800	Viking Therapeutics, Inc.(a)	1,653,032
		11,961,221
	BUILDING PRODUCTS - 3.8%
27,500	AAON, Inc.	2,275,625
8,797	Armstrong World Industries, Inc.	1,449,746
33,928	Gibraltar Industries, Inc.(a)	1,352,709
25,600	Trex Company, Inc.(a)	932,352
		6,010,432
	CAPITAL MARKETS - 2.0%
11,704	PJT Partners, Inc., Class A	1,635,283
21,462	Victory Capital Holdings, Inc.	1,405,332
		3,040,615
	CHEMICALS - 2.4%
24,800	H.B. Fuller Company	1,529,664

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CHEMICALS - 2.4% (Continued)
14,850	Hawkins, Inc.	$ 2,280,960
		3,810,624
	COMMERCIAL SERVICES & SUPPLIES - 0.4%
14,500	ABM Industries, Inc.	558,540

	CONSTRUCTION & ENGINEERING - 6.0%
6,900	Argan, Inc.	3,758,085
78,000	Centuri Holdings, Inc.(a)	2,278,380
28,922	Granite Construction, Inc.	3,467,169
		9,503,634
	CONSTRUCTION MACHINERY EQUIPMENT - 1.8%
48,400	Atmus Filtration Tech	2,747,668

	CONTAINERS & PACKAGING - 0.8%
18,839	Greif, Inc., Class A	1,263,532

	ELECTRIC UTILITIES - 1.3%
36,500	Portland General Electric Company	1,926,105

	ELECTRICAL EQUIPMENT - 3.7%
13,100	Bloom Energy Corp., Class A(a)	1,774,919
39,200	NuScale Power Corporation(a)	424,928
6,500	Powell Industries, Inc.	3,517,020
		5,716,867
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.7%
13,300	Belden, Inc.	1,527,239
26,700	Cognex Corporation	1,308,033
8,327	OSI Systems, Inc.(a)	2,210,902
22,800	TTM Technologies, Inc.(a)	2,221,176
		7,267,350
	ENTERTAINMENT - 1.1%
44,600	IMAX Corporation(a)	1,695,246

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	FOOD - 0.3%
35,000	Vital Farms, Inc. Com(a)	$ 494,200

	FOOD PRODUCTS - 2.6%
60,000	BellRing Brands, Inc.(a)	965,400
133,500	Mama's Creations Incorporated(a)	2,047,890
68,500	Simply Good Foods Company (The)(a)	982,975
		3,996,265
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
16,100	Haemonetics Corporation(a)	907,396
16,318	Integer Holdings Corporation(a)	1,435,984
19,800	LeMaitre Vascular, Inc.	2,161,566
		4,504,946
	HEALTH CARE FACILITIES & SERVICES - 1.8%
66,449	Concentra Group Holdings Parent, Inc.	1,425,331
120,000	Surgery Partners, Inc.(a)	1,430,400
		2,855,731
	HOME BUILDING - 0.8%
66,500	Beazer Homes USA, Inc.(a)	1,279,460

	HOTELS & RESORTS - 0.8%
32,122	Hilton Grand Vacations, Inc.(a)	1,256,613

	HOTELS, RESTAURANTS & LEISURE - 0.9%
16,000	Shake Shack, Inc., Class A(a)	1,415,520

	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.2%
17,200	Ormat Technologies, Inc.	1,925,024

	INFORMATION TECHNOLOGY - 0.6%
81,400	Schrodinger, Inc. LLC(a)	924,704

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
84,000	Perella Weinberg Partners	1,525,440

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INSURANCE - 0.9%
32,000	Goosehead Insurance, Inc., Class A(a)	$ 1,365,120

	MACHINERY - 1.9%
21,500	Kennametal, Inc.	776,795
79,751	Mueller Water Products, Inc., Class A	2,192,355
		2,969,150
	MEDICAL EQUIPMENT & DEVICES - 0.8%
98,000	Bioventus, Inc.(a)	894,740
37,000	Carlsmed, Inc.(a)	334,850
		1,229,590
	METALS & MINING - 0.8%
8,200	Materion Corporation	1,186,130

	MULTI-UTILITIES - 1.0%
40,400	Avista Corporation	1,621,656

	OIL & GAS EXPLORATION & PRODUCTION - 6.6%
92,549	Comstock Resources, Inc.(a)	1,950,933
9,900	Gulport Energy Corp.(a)	2,094,543
79,538	Magnolia Oil & Gas Corporation, Class A	2,511,015
35,994	Matador Resources Company	2,274,101
48,500	Northern Oil and Gas, Inc.	1,417,655
		10,248,247
	PERSONAL PRODUCTS - 0.5%
13,000	e.l.f. Beauty, Inc.(a)	787,930

	PHARMACEUTICALS - 1.5%
8,800	Axsome Therapeutics, Inc.(a)	1,487,376
103,000	Ocular Therapeutix, Inc.(a)	872,410
		2,359,786
	REAL ESTATE INVESTMENT TRUSTS - 2.6%
61,000	Broadstone Net Lease, Inc.	1,114,470
35,000	National Storage Affiliates Trust	1,320,900
46,985	Sabra Health Care REIT, Inc.	903,522

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 2.6% (Continued)
24,500	Smartstop Self Storage REIT, Inc.	$ 741,860
		4,080,752
	REGIONAL BANKS - 9.1%
27,827	Ameris Bancorp	2,170,228
62,700	Atlantic Union Bancshares Corporation	2,240,898
22,169	Banner Corporation	1,345,215
60,108	First Bancorp	3,387,085
62,904	Old National Bancorp	1,390,178
94,400	Simmons First National Corporation, Class A	1,836,080
58,400	United Community Banks, Inc.	1,839,016
		14,208,700
	RESTAURANTS - 1.4%
30,300	Kura Sushi USA, Inc.(a)	2,114,637

	ROAD & RAIL - 0.7%
40,500	Covenant Transportation Group, Inc., Class A	1,099,575

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
12,800	Axcelis Technologies, Inc.(a)	1,191,424
39,700	Brooks Automation, Inc.(a)	838,861
14,300	Rambus, Inc.(a)	1,230,229
		3,260,514
	SOFTWARE - 8.0%
34,000	Arteris, Inc.(a)	558,960
113,500	Asana, Inc., Class A(a)	726,400
41,400	BlackLine, Inc.(a)	1,531,800
46,200	DigitalOcean Holdings, Inc.(a)	3,963,035
64,947	I3 Verticals, Inc., Class A(a)	1,452,215
12,156	Qualys, Inc.(a)	1,067,905
129,900	SentinelOne, Inc., Class A(a)	1,673,112
68,200	Varonis Systems, Inc.(a)	1,464,254
		12,437,681
	SPECIALTY RETAIL - 3.9%
20,000	Abercrombie & Fitch Company, Class A(a)	1,827,399

WESMARK SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SPECIALTY RETAIL - 3.9% (Continued)
21,400	Advance Auto Parts, Inc.	$ 1,128,850
87,800	Valvoline, Inc.(a)	2,957,104
		5,913,353
	TECHNOLOGY SERVICES - 0.4%
47,000	Klarna Group plc(a)	615,230

	TRADING COMPANIES & DISTRIBUTORS - 2.1%
12,005	Applied Industrial Technologies, Inc.	3,185,167

	WATER UTILITIES - 0.3%
61,500	Global Water Resources, Inc.	466,785

	TOTAL COMMON STOCKS (Cost $113,083,021)	152,525,917

	SHORT-TERM INVESTMENT — 4.2%
	MONEY MARKET FUND - 4.2%
6,467,808	Federated Hermes Government Obligations Fund, 3.52% (Cost $6,467,808)(b)	6,467,808

	TOTAL INVESTMENTS - 102.5% (Cost $119,550,829)	$ 158,993,725
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(3,894,322)
	NET ASSETS - 100.0%	$ 155,099,403

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 3.0%
48,000	Raytheon Technologies Corp.	$ 9,259,200

	APPAREL & TEXTILE PRODUCTS - 0.8%
68,882	On Holding A.G.(a)	2,343,366

	ASSET MANAGEMENT - 1.2%
32,000	Apollo Global Management Inc.	3,565,440

	AUTOMOBILES - 2.4%
19,900	Tesla, Inc.(a)	7,397,825

	BANKS - 5.3%
74,000	Bank of America Corporation	3,607,500
101,900	Fifth Third Bancorp	4,734,274
28,130	JPMorgan Chase & Co.	8,274,721
		16,616,495
	BEVERAGES - 0.4%
31,000	Celsius Holdings, Inc.(a)	1,099,880

	BIOTECHNOLOGY - 5.8%
22,978	AbbVie, Inc.	4,997,487
18,624	Amgen, Inc.	6,552,855
35,000	BioMarin Pharmaceutical, Inc.(a)	1,977,150
54,000	Exelixis, Inc.(a)	2,316,060
17,000	Neurocrine Biosciences, Inc.(a)	2,239,580
		18,083,132
	CAPITAL MARKETS - 1.1%
20,321	Morgan Stanley	3,344,227

	CHEMICALS - 1.1%
31,455	PPG Industries, Inc.	3,361,910

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	COMMUNICATIONS EQUIPMENT - 1.4%
28,000	Palo Alto Networks, Inc.(a)	$ 4,488,960

	DIVERSIFIED INDUSTRIALS - 0.5%
6,700	Honeywell International, Inc.	1,514,401

	ELECTRICAL EQUIPMENT - 0.7%
16,600	Bloom Energy Corp., Class A(a)	2,249,134

	ENERGY EQUIPMENT & SERVICES - 1.6%
126,000	Halliburton Company	4,912,740

	FINANCIAL SERVICES - 2.1%
6,669	BlackRock, Inc.	6,413,644

	FOOD & STAPLES RETAILING - 1.7%
16,800	Sprouts Farmers Market, Inc.(a)	1,295,784
31,700	Walmart, Inc.	3,939,676
		5,235,460
	GAS & WATER UTILITIES - 1.1%
24,662	American Water Works Company, Inc.	3,356,252

	HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
6,400	Intuitive Surgical, Inc.(a)	2,950,336

	HOTELS & RESORTS - 1.0%
9,400	Marriott International, Inc., Class A	3,074,458

	HOUSEHOLD PRODUCTS - 1.5%
33,107	Procter & Gamble Co. (The)	4,781,975

	INTERACTIVE MEDIA & SERVICES - 9.7%
74,000	Amazon.com, Inc.(a)	15,411,980
20,300	Meta Platforms, Inc., Class A	11,614,239

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INTERACTIVE MEDIA & SERVICES - 9.7% (Continued)
35,000	Netflix, Inc.(a)	$ 3,365,250
		30,391,469
	INTERNET MEDIA & SERVICES - 6.2%
67,860	Alphabet, Inc., Class A	19,513,822

	INTERNET SOFTWARE & SERVICES - 2.1%
24,100	Shopify, Inc., Class A(a)	2,858,742
7,426	Spotify Technology S.A.(a)	3,600,942
		6,459,684
	LIFE SCIENCES TOOLS & SERVICES - 1.9%
11,829	Thermo Fisher Scientific, Inc.	5,814,308

	MACHINERY - 5.0%
10,164	Deere & Company	5,725,381
14,400	Dover Corporation	3,001,680
7,450	Parker-Hannifin Corporation	6,669,538
		15,396,599
	MANAGED HEALTH CARE - 1.4%
16,100	UnitedHealth Group, Inc.	4,356,499

	METALS & MINING - 1.1%
60,000	Freeport-McMoRan, Inc.	3,526,800

	OIL & GAS EXPLORATION & PRODUCTION - 2.3%
16,800	Chevron Corp.	3,475,920
19,000	Diamondback Energy, Inc.	3,758,010
		7,233,930
	PASSENGER TRANSPORTATION - 0.9%
38,000	Uber Technologies, Inc.(a)	2,733,340

	PHARMACEUTICALS - 0.9%
3,100	Eli Lilly & Co.	2,851,287

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 1.0%
17,300	American Tower Corp.	$ 2,985,634

	RESTAURANTS - 2.0%
45,000	Cava Group, Inc.(a)	3,640,500
76,000	Chipotle Mexican Grill, Inc.(a)	2,432,760
		6,073,260
	SEMICONDUCTORS - 13.7%
35,468	Advanced Micro Devices, Inc.(a)	7,215,255
29,540	Broadcom, Inc.	9,142,925
64,592	Marvell Technology, Inc.	6,397,838
8,700	Micron Technology, Inc.	2,939,208
99,304	NVIDIA Corp.	17,318,617
		43,013,843
	SOFTWARE - 8.1%
62,000	Figma, Inc., Class A(a)	1,310,680
51,564	Microsoft Corp.	19,087,446
11,600	Oracle Corporation	1,706,476
19,000	Snowflake, Inc.(a)	2,865,580
		24,970,182
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.2%
87,500	Apple, Inc.	22,206,625

	TRANSACTION PROCESSING - 1.1%
6,800	Mastercard, Inc., Class A	3,397,688

	UTILITY COMPANY - 1.2%
27,800	Duke Energy Corporation	3,640,132

	TOTAL COMMON STOCKS (Cost $157,294,291)	308,613,937

WESMARK LARGE COMPANY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.9%
MONEY MARKET FUND - 0.9%
2,636,956	Federated Hermes Government Obligations Fund, 3.52% (Cost $2,636,956)(b)	$ 2,636,956

	TOTAL INVESTMENTS - 100.4% (Cost $159,931,247)	$ 311,250,893
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(1,334,771)
	NET ASSETS - 100.0%	$ 309,916,122

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 59.6%
	AEROSPACE & DEFENSE - 1.0%
2,800	L3Harris Technologies, Inc.	$ 966,420

	ASSET MANAGEMENT - 0.5%
11,000	TPG, Inc.	445,610

	BANKS - 6.4%
14,000	Bank of America Corporation	682,500
8,709	JPMorgan Chase & Co.	2,561,839
8,000	PNC Financial Services Group, Inc. (The)	1,664,720
26,809	U.S. Bancorp	1,394,336
		6,303,395
	BEVERAGES - 1.4%
8,636	PepsiCo, Inc.	1,341,084

	BIOTECHNOLOGY - 2.3%
10,150	AbbVie, Inc.	2,207,524

	BUILDING PRODUCTS - 0.6%
10,500	Carrier Global Corporation	591,255

	CABLE & SATELLITE - 1.0%
33,000	Comcast Corp., Class A	947,430

	CAPITAL MARKETS - 2.0%
2,350	Goldman Sachs Group, Inc. (The)	1,988,077

	COMMUNICATIONS EQUIPMENT - 2.3%
28,500	Cisco Systems, Inc.	2,211,315

	ELECTRIC UTILITIES - 0.9%
14,099	Dominion Energy, Inc.	871,600

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	ELECTRICAL EQUIPMENT - 0.8%
2,100	Eaton Corp., PLC	$ 751,107

	FOOD & STAPLES RETAILING - 2.1%
16,487	Walmart, Inc.	2,049,005

	INTERACTIVE MEDIA & SERVICES - 2.8%
3,470	Meta Platforms, Inc., Class A	1,985,291
7,800	Netflix, Inc.(a)	749,970
		2,735,261
	INTERNET & DIRECT MARKETING RETAIL - 0.6%
2,900	Amazon.com, Inc.(a)	603,983

	INTERNET MEDIA & SERVICES - 2.4%
8,300	Alphabet, Inc., Class A	2,386,748

	IT SERVICES - 1.1%
4,400	International Business Machines Corporation	1,066,516

	MACHINERY - 3.5%
3,650	Caterpillar, Inc.	2,585,879
1,599	Deere & Company	900,717
		3,486,596
	MANAGED HEALTH CARE - 0.4%
1,400	UnitedHealth Group, Inc.	378,826

	METALS & MINING - 0.9%
15,000	Freeport-McMoRan, Inc.	881,700

	MULTI-LINE RETAIL - 1.2%
10,065	Target Corp.	1,219,878

	OIL & GAS EXPLORATION & PRODUCTION - 4.8%
13,163	Chevron Corp.	2,723,425
7,299	EOG Resources, Inc.	1,055,216

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	OIL & GAS EXPLORATION & PRODUCTION - 4.8% (Continued)
3,917	Valero Energy Corp.	$ 967,812
		4,746,453
	PHARMACEUTICALS - 3.8%
1,721	Eli Lilly & Co.	1,582,924
17,956	Merck & Co., Inc.	2,159,927
		3,742,851
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
2,600	American Tower Corp.	448,708
11,408	CubeSmart	418,103
4,400	Digital Realty Trust, Inc.	792,924
		1,659,735
	SEMICONDUCTORS - 1.4%
7,000	Texas Instruments, Inc.	1,358,980

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
1,700	Broadcom, Inc.	526,167

	SOFTWARE - 3.1%
7,440	Microsoft Corp.	2,754,065
2,500	Oracle Corporation	367,775
		3,121,840
	SPECIALTY RETAIL - 3.5%
4,314	Dick's Sporting Goods, Inc.	855,423
7,773	Lowe's Cos., Inc.	1,836,605
4,200	TJX Cos., Inc. (The)	670,740
		3,362,768
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.6%
18,261	Apple, Inc.	4,634,458

	TECHNOLOGY SERVICES - 0.7%
14,500	PayPal Holdings, Inc.(a)	655,835

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares					Fair Value
	COMMON STOCKS — 59.6% (Continued)
	UTILITY COMPANY - 1.3%
9,886	Duke Energy Corporation				$ 1,294,473

	TOTAL COMMON STOCKS (Cost $30,772,660)				58,536,890

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 23.9%
	ASSET MANAGEMENT — 0.8%
250,000	Blackrock Inc		2.4000	04/30/30	232,250
500,000	Charles Schwab Corporation (The)(b)	SOFRRATE + 250.000%	5.8530	05/19/34	525,418
					757,668
	AUTOMOTIVE — 0.5%
550,000	American Honda Finance Corp		1.8000	01/13/31	476,246

	BANKING — 1.2%
500,000	Morgan Stanley Private Bank(b)	SOFRRATE + 108.000%	4.7340	07/18/31	498,547
150,000	PNC Bank National Association		2.7000	10/22/29	141,189
500,000	PNC Financial Services Group Inc/The		6.8750	10/20/34	552,549
					1,192,285
	BIOTECH & PHARMA — 1.0%
500,000	AbbVie Inc(c)		3.2000	11/21/29	482,114
175,000	Abbvie, Inc.		4.5500	03/15/35	169,985
139,684	Bristol-Myers Squibb Company		3.9000	02/20/28	139,475
175,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	193,793
					985,367
	COMMERCIAL SUPPORT SERVICES — 0.5%
500,000	Republic Services Inc		5.7000	05/15/41	517,179

	DIVERSIFIED INDUSTRIALS — 1.3%
500,000	3M Company		3.3750	03/01/29	486,706
175,000	Honeywell International Inc		5.7000	03/15/37	185,071
500,000	Honeywell International, Inc.		4.5000	01/15/34	492,684
					1,164,461

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.9% (Continued)
	ELECTRIC UTILITIES — 2.6%
500,000	CenterPoint Energy Houston Electric LLC	4.4500	10/01/32	$ 493,588
500,000	Duke Energy Carolinas LLC	4.8500	03/15/30	509,312
500,000	National Rural Utilities Cooperative Finance Corp.	5.0000	02/07/31	509,686
500,000	Nextera Energy Capital Holding, Inc.	3.5500	05/01/27	495,764
500,000	Wisconsin Electric Power	4.7500	09/30/32	502,766
				2,511,116
	ENGINEERING & CONSTRUCTION — 1.0%
500,000	Jacobs Engineering Group, Inc.	5.9000	03/01/33	517,866
500,000	Quanta Services Inc	5.1000	08/09/35	493,397
				1,011,263
	ENTERTAINMENT CONTENT — 0.5%
500,000	Activison Blizzard, Inc.	3.4000	09/15/26	496,039

	FOOD & STAPLES RETAILING — 0.5%
500,000	Wal-Mart Stores, Inc.	5.2500	09/01/35	522,275

	INSURANCE — 2.9%
500,000	Berkshire Hathaway Finance Corporation	2.8750	03/15/32	463,283
400,000	Marsh & McLennan Cos Inc	2.3750	12/15/31	355,889
500,000	MetLife Inc	5.8750	02/06/41	510,375
500,000	Mutual of Omaha Cos Global Funding(c)	5.0000	04/01/30	503,429
500,000	Progressive Corporation (The)	4.9500	06/15/33	507,127
500,000	Protective Life Corp.(c)	5.3500	12/15/35	491,674
				2,831,777
	INTERNET MEDIA & SERVICES — 0.3%
250,000	Expedia, Inc.	3.8000	02/15/28	246,703

	LEISURE FACILITIES & SERVICES — 0.5%
500,000	Marriott International Series KK	4.9000	04/15/29	505,859

	MACHINERY — 1.0%
500,000	Caterpillar Financial Services Corp	3.6000	08/12/27	497,372
500,000	Ingersoll Rand, Inc.	5.7000	08/14/33	519,607
				1,016,979

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.5%
500,000	GE HealthCare Technologies, Inc.	5.6500	11/15/27	$ 510,091

	OIL & GAS PRODUCERS — 1.3%
500,000	Marathon Oil Corporation	6.6000	10/01/37	524,045
500,000	ONEOK Inc	5.8000	11/01/30	520,556
250,000	Phillips 66	4.6500	11/15/34	241,795
				1,286,396
	REAL ESTATE INVESTMENT TRUSTS — 1.0%
500,000	Prologis Targeted US Logistics Fund LP(c)	5.2500	04/01/29	509,717
500,000	Prologis Targeted US Logistics Fund LP(c)	4.7500	01/15/36	480,182
				989,899
	RENEWABLE ENERGY — 1.0%
500,000	Duke Energy Corporation	4.3000	03/15/28	499,339
500,000	NextEra Energy Capital Holdings Inc	5.0000	07/15/32	503,755
				1,003,094
	RETAIL - CONSUMER STAPLES — 1.3%
250,000	Dollar Tree, Inc.	4.2000	05/15/28	248,355
500,000	Target Corp	4.4000	01/15/33	497,572
500,000	Walmart, Inc.	3.9500	06/28/38	461,958
				1,207,885
	RETAIL - DISCRETIONARY — 0.6%
175,000	Home Depot, Inc. (The)	5.8750	12/16/36	186,414
500,000	O'Reilly Automotive, Inc.	4.3500	06/01/28	500,575
				686,989
	SEMICONDUCTORS — 0.5%
500,000	Broadcom, Inc.	5.2000	04/15/32	512,005

	SOFTWARE — 0.5%
500,000	Oracle Corporation	5.2500	02/03/32	491,235

	TECHNOLOGY HARDWARE — 0.6%
500,000	Dell International LLC / EMC Corp.	5.7500	02/01/33	519,945

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 23.9% (Continued)
	TECHNOLOGY SERVICES — 0.5% (Continued)
500,000	PayPal Holdings, Inc.	4.4000	06/01/32	$ 491,263

	TRANSPORTATION & LOGISTICS — 1.0%
500,000	American Express Company	5.0430	05/01/34	500,960
500,000	FedEx Corp(c)	4.2500	05/15/30	495,219
				996,179
	TRANSPORTATION EQUIPMENT — 0.5%
500,000	PACCAR Financial Corp	4.4500	08/06/27	502,974

	TOTAL CORPORATE BONDS (Cost $23,429,550)			23,433,172

	MUNICIPAL BONDS — 2.1%
	HIGHER EDUCATION — 0.6%
575,000	Marshall University	3.1770	05/01/29	558,236

	LOCAL AUTHORITY — 0.4%
450,000	Commonwealth Financing Authority	4.0140	06/01/33	437,707

	SCHOOL DISTRICT — 0.4%
270,000	Belding Area Schools	6.7000	05/01/27	270,684
200,000	Charter Oak Unified School District	2.6810	08/01/36	165,530
				436,214
	TAX INCREMENT FINANCING — 0.7%
595,000	Columbus-Franklin County Finance Authority	4.4900	11/15/32	588,253

	TOTAL MUNICIPAL BONDS (Cost $2,092,274)			2,020,410

	U.S. GOVERNMENT & AGENCIES — 11.9%
	AGENCY MBS OTHER — 2.3%
541,252	Fannie Mae Pool AM6756	3.5700	10/01/29	533,412
107,619	Fannie Mae Pool MA3621	3.5000	03/01/39	103,357

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.9% (Continued)
	AGENCY MBS OTHER — 2.3% (Continued)
42,139	Fannie Mae Pool BN4896	4.0000	01/01/49	$ 40,311
96,700	Fannie Mae Pool MA3592	4.0000	02/01/49	92,627
278,746	Fannie Mae Pool BP4338	5.5130	03/01/49	289,013
381,220	Fannie Mae Pool MA4841	5.0000	12/01/52	378,072
27,531	Freddie Mac Gold Pool G18527	3.0000	10/01/29	27,105
154,137	Freddie Mac Gold Pool G18707	3.5000	09/01/33	151,653
333,488	Government National Mortgage Association Series 126 DA	3.5000	01/20/48	317,429
136,450	Small Business Administration Pools 510136	4.2500	01/25/42	137,560
138,894	Small Business Administration Pools 509913	4.1500	07/25/42	138,601
				2,209,140
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.1%
77,844	FHLMC Series 4517 Class PC	2.5000	05/15/44	75,192

	GOVERNMENT SPONSORED — 2.8%
750,000	Federal Home Loan Banks	4.6250	11/17/26	754,110
2,000,000	Federal Home Loan Banks	4.7300	01/28/37	1,999,091
				2,753,201
	U.S. TREASURY BONDS — 6.2%
500,000	U.S. Treasury Bonds	3.5000	02/15/39	451,328
500,000	U.S. Treasury Notes	2.8750	08/15/28	489,531
500,000	U.S. Treasury Notes	4.1250	11/15/32	500,273
150,000	U.S. Treasury Notes	4.7500	02/15/37	155,432
100,000	United States Treasury Note	3.8750	11/30/27	100,070
750,000	United States Treasury Note	3.5000	01/31/30	739,688
500,000	United States Treasury Note	4.1250	08/31/30	503,926
1,500,000	United States Treasury Note	4.2500	08/15/35	1,494,610
150,000	United States Treasury Note	4.5000	02/15/36	153,053
1,500,000	United States Treasury Note/Bond	3.6250	09/30/30	1,481,455
				6,069,366
	U.S. TREASURY INFLATION PROTECTED — 0.5%
500,000	United States Treasury Inflation Indexed Bonds	1.6250	10/15/29	525,177

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,762,845)			11,632,076

WESMARK BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 3.1%
MONEY MARKET FUND - 3.1%
3,044,456	Federated Hermes Government Obligations Fund, 3.52% (Cost $3,044,456)(d)	$ 3,044,456

	TOTAL INVESTMENTS - 100.6% (Cost $71,101,785)	$ 98,667,004
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(588,194)
	NET ASSETS - 100.0%	$ 98,078,810

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 2,962,335 or 3.0% of net assets.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.7%
	AGENCY CMBS — 1.7%
3,000,000	Freddie Mac Multifamily Series K154 A3	3.4590	11/25/32	$ 2,840,742

	WHOLE BUSINESS — 1.0%
997,132	United States Small Business Series 20H 1	3.5800	08/01/38	957,699
915,436	United States Small Business Administration Series 20D 1	1.5400	04/01/41	778,980
				1,736,679
	TOTAL ASSET BACKED SECURITIES (Cost $4,631,037)			4,577,421

	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.8%
417,924	Fannie Mae REMIC Trust 2003-W18 Series W18 2A	5.2870	06/25/43	419,713
476,501	Fannie Mae REMIC Trust 2004-W14 Series W14 1AF	4.1760	07/25/44	463,571
2,553,624	Fannie Mae REMICS Series 6 BV	5.5000	02/25/35	2,586,519
1,892,770	Fannie Mae REMICS Series 76 D	5.5000	08/25/45	1,917,575
647,034	Fannie Mae REMICS Series 90 DA	3.0000	08/25/46	575,450
2,188,364	Fannie Mae REMICS Series 83 DA	6.0000	01/25/48	2,217,385
374,937	Fannie Mae REMICS Series 74 LB	3.0000	10/25/49	342,162
2,580,683	Federal Home Loan Mortgage Corporation SD8363	6.0000	09/01/53	2,644,356
1,266,971	Freddie Mac REMICS Series 5374 AV	5.5000	11/25/34	1,280,959
1,825,689	Freddie Mac REMICS Series 5495 VD	5.0000	11/25/35	1,835,398
2,734,167	Freddie Mac REMICS Series 5497 VA	5.0000	12/25/35	2,736,529
2,650,267	Freddie Mac REMICS Series 5386 CV	5.5000	02/25/37	2,693,854
486,610	Freddie Mac REMICS Series 4629 QG	2.5000	11/15/46	422,804
645,554	Freddie Mac REMICS Series 5227 JW	4.0000	01/25/49	628,109
1,410,698	Freddie Mac REMICS Series 5088 HC	0.7500	10/25/50	1,023,576
3,447,638	Freddie Mac REMICS Series 5020 TP	2.0000	10/25/50	2,744,601
835,702	Freddie Mac REMICS Series 5417 E	5.5000	12/25/50	842,403
1,847,475	Freddie Mac REMICS Series 5058 TJ	2.0000	01/25/51	1,463,222
1,467,022	Freddie Mac Strips Series 330 F4(a)	4.2650	10/15/37	1,449,696
154,837	Freddie Mac Structured Pass-Through Certificates Series 55 1A3A	4.1760	03/25/43	154,173
456,608	Government National Mortgage Association Series 59 FL	4.2900	05/20/40	453,704
342,520	Government National Mortgage Association Series 38 KA	1.2500	02/20/42	316,358

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.8% (Continued)
5,619,840	Government National Mortgage Association Series 39 AE		1.7500	01/20/43	$ 5,114,803
1,586,177	Government National Mortgage Association Series 155 PE		1.5000	09/20/51	1,371,212
5,000,000	Government National Mortgage Association Series 203 B		2.0000	04/16/62	3,011,090
					38,709,222
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,366,625)				38,709,222

	CORPORATE BONDS — 11.8%
	BANKING — 8.0%
1,000,000	Associated Banc-Corp.		6.4550	08/29/30	1,023,783
1,000,000	Comerica Inc		4.0000	02/01/29	985,397
5,000,000	FIRST TENNESSEE BANK		5.7500	05/01/30	5,080,761
2,000,000	FNB Corporation		5.7220	12/11/30	2,013,021
1,000,000	KeyCorporation		2.2500	04/06/27	978,564
1,000,000	PNC Financial Services		6.0370	10/28/33	1,058,153
500,000	PNC Financial Services Group(b)	SOFR + 1.730%	6.6150	10/20/27	505,829
1,000,000	US Bancorp		4.8390	02/01/34	988,797
1,000,000	Wintrust Financial Corporation		4.8500	06/06/29	975,773
					13,610,078
	BIOTECH & PHARMA — 1.2%
2,000,000	Amgen, Inc.		5.2500	03/02/33	2,053,145

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Morgan Stanley Series F(b)	SOFR + 2.620%	5.2970	04/20/37	499,058

	OIL & GAS PRODUCERS — 0.6%
1,000,000	Kinder Morgan, Inc.		5.2000	06/01/33	1,016,989

	RETAIL - DISCRETIONARY — 1.7%
2,000,000	AutoZone, Inc.		4.7500	02/01/33	1,970,466

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.8% (Continued)
	RETAIL - DISCRETIONARY — 1.7% (Continued)
1,000,000	Genuine Parts Co Sr Nt	4.9500	08/15/29	$ 996,824
				2,967,290
	TOTAL CORPORATE BONDS (Cost $19,639,158)			20,146,560

	MUNICIPAL BOND — 0.6%
	APPROPRIATION — 0.6%
1,000,000	Wheeling Municipal Building Commission	5.5580	08/01/37	1,014,693

	TOTAL MUNICIPAL BOND (Cost $1,000,000)			1,014,693

	U.S. GOVERNMENT & AGENCIES — 61.3%
	AGENCY FIXED RATE — 1.0%
1,730,211	Fannie Mae Pool FA1361	5.5000	04/01/55	1,769,499

	AGENCY MBS OTHER — 36.4%
3,142,789	Fannie Mae Pool AN0897	3.4400	02/01/32	3,012,425
2,055,680	Fannie Mae Pool BM7239	4.5000	02/01/41	2,038,815
1,541,062	Fannie Mae Pool MA4715	4.5000	07/01/42	1,532,250
3,150,243	Fannie Mae Pool MA4780	4.5000	10/01/42	3,140,989
3,335,509	Fannie Mae Pool MA4801	4.5000	11/01/42	3,326,408
4,097,945	Fannie Mae Pool FA3075	3.5000	12/01/42	3,832,741
1,536,775	Fannie Mae Pool MA4865	4.5000	01/01/43	1,532,672
1,498,091	Fannie Mae Pool MA4904	5.5000	01/01/43	1,509,055
1,533,478	Fannie Mae Pool MA2711	3.0000	08/01/46	1,356,610
788,369	Fannie Mae Pool CB2212	1.7370	11/01/51	716,438
3,782,189	Fannie Mae Pool MA4626	4.0000	06/01/52	3,586,746
3,757,944	Fannie Mae Pool MA4656	4.5000	07/01/52	3,640,213
2,133,569	Fannie Mae Pool MA4807	5.5000	11/01/52	2,158,915
1,881,269	Fannie Mae Pool MA4847	6.0000	11/01/52	1,932,168
1,099,497	Freddie Mac Non Gold Pool	3.6950	05/01/52	1,042,297
1,682,133	Freddie Mac Non Gold Pool 841733	2.0900	06/01/52	1,600,819
920,503	Freddie Mac Pool QA6315	3.5000	01/01/50	854,669

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.3% (Continued)
	AGENCY MBS OTHER — 36.4% (Continued)
3,831,182	Freddie Mac Pool SD8222	4.0000	06/01/52	$ 3,625,932
2,419,730	Freddie Mac Pool SD8265	4.0000	11/01/52	2,287,581
3,928,289	Freddie Mac Pool SD8299	5.0000	02/01/53	3,895,246
760,745	Freddie Mac Pool SD8362	5.5000	09/01/53	767,163
2,219,033	Ginnie Mae II Pool MA8192	4.0000	08/20/52	2,055,608
1,829,979	Ginnie Mae II Pool MA8419	5.5000	11/20/52	1,832,908
1,022,807	Ginnie Mae II Pool MA8481	5.5000	12/20/52	1,023,820
1,949,167	Ginnie Mae II Pool MB0565	4.9800	08/01/55	1,952,520
3,872,802	UMBS Freddie Mac Pool SD8257	4.5000	10/01/52	3,755,856
3,904,427	UMBS Freddie Mac Pool SD8288	5.0000	01/01/53	3,871,988
				61,882,852
	GOVERNMENT SPONSORED — 2.3%
2,000,000	Federal Farm Credit Banks Funding Corp	3.7300	10/22/32	1,932,969
2,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,974,846
				3,907,815
	U.S. TREASURY BONDS — 21.6%
2,500,000	U. S. Treasury Strips(c)	–	08/15/43	1,039,256
1,000,000	U.S. Treasury Bonds	1.1250	08/15/40	623,750
2,000,000	U.S. Treasury Bonds	2.3750	02/15/42	1,458,203
1,000,000	U.S. Treasury Bonds	3.7500	11/15/43	866,797
3,000,000	U.S. Treasury Notes	2.8750	05/15/28	2,943,516
2,500,000	U.S. Treasury Notes	2.8750	08/15/28	2,447,655
2,000,000	U.S. Treasury Notes	1.5000	02/15/30	1,830,508
2,275,000	U.S. Treasury Strips(c)	–	08/15/41	1,066,762
1,000,000	United States Treasury Note	3.8750	12/31/27	1,000,801
2,500,000	United States Treasury Note	2.7500	05/31/29	2,419,531
2,000,000	United States Treasury Note	0.6250	08/15/30	1,737,148
2,000,000	United States Treasury Note	1.7500	08/15/41	1,337,773
2,000,000	United States Treasury Note/Bond	2.0000	11/15/41	1,383,828
2,200,000	United States Treasury Strip Coupon(c)	–	02/15/40	1,129,060
2,150,000	United States Treasury Strip Coupon(c)	–	05/15/40	1,086,533
2,200,000	United States Treasury Strip Coupon(c)	–	11/15/40	1,078,763
2,300,000	United States Treasury Strip Coupon(c)	–	02/15/41	1,110,144
2,200,000	United States Treasury Strip Coupon(c)	–	05/15/41	1,046,533

WESMARK GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.3% (Continued)
	U.S. TREASURY BONDS — 21.6% (Continued)
2,400,000	United States Treasury Strip Coupon(c)	–	11/15/42	$ 1,043,170
2,320,000	United States Treasury Strip Coupon(c)	–	02/15/43	993,337
3,000,000	United States Treasury Strip Coupon(c)	–	05/15/43	1,265,464
2,500,000	United States Treasury Strip Coupon(c)	–	11/15/43	1,024,508
2,440,000	United States Treasury Strip Coupon(c)	–	02/15/44	985,641
2,475,000	United States Treasury Strip Coupon(c)	–	05/15/44	985,927
2,700,000	United States Treasury Strip Coupon(c)	–	08/15/44	1,059,495
2,700,000	United States Treasury Strip Coupon(c)	–	11/15/44	1,045,301
5,000,000	United States Treasury Strip Coupon(c)	–	02/15/51	1,406,034
5,000,000	United States Treasury Strip Coupon(c)	–	02/15/52	1,345,638
				36,761,076
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $106,450,721)			104,321,242

Shares
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
975,449	Federated Hermes Government Obligations Fund, 3.52% (Cost $975,449)(d)			975,449

	TOTAL INVESTMENTS - 99.8% (Cost $174,062,990)			$ 169,744,587
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			401,638
	NET ASSETS - 100.0%			$ 170,146,225

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2026.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7%
	APPROPRIATION — 21.5%
580,000	Berkeley County Building Commission	2.0000	06/01/35	$ 481,507
750,000	Berkeley County Building Commission	2.0000	06/01/40	535,166
400,000	Berkeley County Building Commission	4.0000	06/01/40	400,156
265,000	City of Buckhannon WV	3.7000	12/01/28	258,720
680,000	Fayette County Board of Education/WV	2.0000	10/01/27	657,747
545,000	Fayette County Board of Education/WV	2.2500	10/01/30	495,390
500,000	Fayette County Board of Education/WV	2.0000	10/01/31	440,271
640,000	Fayette County Board of Education/WV	2.2500	10/01/32	555,929
565,000	Fayette County Board of Education/WV	2.5000	10/01/33	491,981
355,000	Hampshire County Building Commission	3.0000	01/01/29	338,247
380,000	Hampshire County Building Commission	3.0000	01/01/31	348,580
1,660,000	Hampshire County Building Commission	4.2500	01/01/35	1,659,305
1,000,000	Harrison County Building Commission	3.5000	10/01/35	899,468
1,000,000	Jefferson County Building Commission	4.8750	07/01/45	1,016,288
900,000	Jefferson County School District Finance Corp	3.0000	12/01/35	840,365
900,000	Kanawha County Public Building Commission	4.0000	12/01/39	900,007
850,000	Lewis County Building Commission	4.7500	02/01/38	859,637
2,320,000	Monongalia County Building Commission	2.0000	02/01/34	1,959,607
1,030,000	Moundsville Building Commission	4.0000	08/01/37	1,032,450
700,000	Parkersburg Municipal Building Commission	4.2500	11/01/44	669,581
500,000	Putnam County Building Commission	4.0000	05/01/37	505,733
500,000	West Virginia Commissioner of Highways	5.0000	09/01/29	515,484
1,350,000	West Virginia Economic Development Authority	4.7500	08/01/29	1,352,296
310,000	West Virginia Economic Development Authority	3.5000	06/01/30	310,086
670,000	West Virginia Economic Development Authority	3.5000	06/01/30	670,186
355,000	West Virginia Economic Development Authority	3.5000	06/01/30	355,099
				18,549,286
	BOND BANK — 1.1%
500,000	West Virginia Water Development Authority	5.0000	10/01/32	504,746
500,000	West Virginia Water Development Authority	4.0000	10/01/41	491,811
				996,557
	COUNTY — 1.1%
1,000,000	COLORADO HSG & FIN AUTH MULTIFAMILY TAX-EXEMPT	4.4800	03/01/44	980,727

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7% (Continued)
	HIGHER EDUCATION — 2.3%
400,000	West Virginia Higher Education Policy Commission	3.6000	04/01/27	$ 400,082
100,000	West Virginia Higher Education Policy Commission	4.0000	04/01/34	99,980
485,000	West Virginia University	5.2500	04/01/28	493,916
1,000,000	West Virginia University	4.0000	10/01/37	1,005,712
				1,999,690
	HOSPITALS — 4.8%
1,000,000	Bexar County Hospital District	4.0000	02/15/43	933,160
1,000,000	West Virginia Hospital Finance Authority	4.0000	06/01/29	1,001,298
500,000	West Virginia Hospital Finance Authority	4.0000	06/01/34	500,072
1,000,000	West Virginia Hospital Finance Authority	5.2500	06/01/43	1,072,863
595,000	West Virginia Hospital Finance Authority	5.2500	06/01/45	625,313
				4,132,706
	MULTI-FAMILY HOUSING — 1.2%
1,000,000	New York State Housing Finance Agency	4.8000	11/01/51	1,000,000

	OTHER — 3.0%
500,000	West Virginia Economic Development Authority	3.0000	06/15/31	496,500
1,000,000	West Virginia Economic Development Authority	5.0000	07/01/32	1,023,563
515,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/26	515,954
535,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/27	535,980
				2,571,997
	PRIMARY AND SECONDARY EDUCATION — 2.3%
1,040,000	Anderson-Shiro Consolidated Ind School District	4.0000	02/15/46	975,345
1,000,000	Clark County School District	4.0000	06/15/42	976,407
				1,951,752
	SALES TAX — 0.6%
450,000	County of Ohio WV Special District	5.0000	06/01/30	479,864

	SCHOOL DISTRICT — 9.7%
1,000,000	El Paso Independent School District	4.0000	08/15/48	899,579
2,265,000	Hancock County Board of Education	3.2500	05/01/36	2,228,263
3,000,000	Ohio County Board of Education	3.0000	06/01/33	2,880,004
500,000	Pewitt Consolidated Independent School District	4.0000	02/15/53	442,044
800,000	Prosper Independent School District	4.0000	02/15/52	710,524

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7% (Continued)
	SCHOOL DISTRICT — 9.7% (Continued)
700,000	Wood County Board of Education	4.0000	06/01/38	$ 706,254
500,000	Wyoming County Board of Education	4.0000	06/01/39	501,233
				8,367,901
	SINGLE-FAMILY HOUSING — 15.0%
1,000,000	Columbus-Franklin County Finance Authority	4.8200	11/01/43	1,026,933
1,000,000	Pennsylvania Housing Finance Agency	4.6250	10/01/45	1,000,819
500,000	West Virginia Housing Development Fund	3.4500	05/01/30	503,505
150,000	West Virginia Housing Development Fund	5.0000	11/01/31	163,226
500,000	West Virginia Housing Development Fund	2.0000	11/01/32	438,908
500,000	West Virginia Housing Development Fund	3.4500	11/01/33	488,936
1,000,000	West Virginia Housing Development Fund	4.1000	11/01/33	1,032,612
370,000	West Virginia Housing Development Fund	3.8500	11/01/34	368,315
500,000	West Virginia Housing Development Fund	4.3750	05/01/35	508,582
1,000,000	West Virginia Housing Development Fund	4.1500	11/01/38	999,193
1,500,000	West Virginia Housing Development Fund	4.1500	11/01/38	1,500,915
1,000,000	West Virginia Housing Development Fund	4.0000	11/01/39	979,326
500,000	West Virginia Housing Development Fund	4.4500	11/01/43	501,862
1,000,000	West Virginia Housing Development Fund	4.3000	11/01/44	984,924
500,000	West Virginia Housing Development Fund	4.7000	11/01/44	502,920
1,000,000	West Virginia Housing Development Fund	4.7500	11/01/45	1,002,833
750,000	West Virginia Housing Development Fund	5.0500	11/01/45	764,697
175,000	West Virginia Housing Development Fund	4.1000	11/01/47	163,011
				12,931,517
	STATE — 3.5%
300,000	State of West Virginia	3.2500	06/01/33	299,529
500,000	State of West Virginia	5.0000	06/01/35	519,838
1,000,000	State of West Virginia	5.0000	12/01/40	1,027,453
1,140,000	State of West Virginia	4.0000	12/01/42	1,131,750
				2,978,570
	WATER AND SEWER — 29.6%
380,000	Berkeley County Public Service District	4.5000	12/01/33	380,298
1,000,000	Berkeley County Public Service District	4.0000	12/01/39	1,011,730
1,000,000	Berkeley County Public Service District	4.2500	12/01/49	953,173
475,000	Berkeley County Public Service Sewer District	5.3000	03/01/29	475,721

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7% (Continued)
	WATER AND SEWER — 29.6% (Continued)
1,000,000	Berkeley County Public Service Sewer District	4.2500	06/01/45	$ 961,920
1,000,000	Berkeley County Public Service Sewer District	4.3750	06/01/49	943,827
595,000	City of Buckhannon WV Waterworks Revenue	4.0000	03/01/29	595,064
310,000	City of Charles Town WV Waterworks & Sewerage	4.0000	06/01/31	310,279
400,000	City of Charles Town WV Waterworks & Sewerage	2.2500	06/01/35	338,183
315,000	City of Charles Town WV Waterworks & Sewerage	3.0000	06/01/41	272,940
310,000	City of Charleston Sewerage System, Revenue	4.0000	07/01/31	310,678
275,000	City of Charleston WV Sewerage System Revenue	4.0000	07/01/32	275,473
710,000	City of Salem WV Sewer Revenue	4.0000	12/01/32	709,992
410,000	City of St Albans WV Combined Waterworks	4.0000	12/01/27	408,136
350,000	City of Wheeling WV Waterworks & Sewerage	5.0000	06/01/30	374,777
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/35	506,332
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/36	504,018
110,000	Claywood Park Public Service District WV	3.2000	11/01/29	105,682
225,000	Claywood Park Public Service District WV	3.4000	11/01/31	212,879
680,000	Claywood Park Public Service District WV	3.0000	11/01/41	566,485
950,000	Claywood Park Public Service District WV Wate	3.0000	11/01/36	871,223
750,000	Greenbrier Public Service District No 1	5.0000	10/01/37	795,022
1,910,000	Mason County Public Service District Water Revenue	3.0000	12/01/36	1,803,153
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/29	1,006,999
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/31	1,005,541
200,000	Morgantown Utility Board Inc	3.7500	10/01/32	200,013
500,000	Morgantown Utility Board Inc	3.2500	12/01/32	500,326
500,000	Morgantown Utility Board Inc	4.0000	12/01/34	515,968
1,500,000	Morgantown Utility Board Inc	3.0000	12/01/40	1,285,725
1,000,000	Putnam Public Service District	4.0000	12/01/39	930,094
1,150,000	Putnam Public Service District	3.0000	11/01/40	994,185
1,000,000	Putnam Public Service District	3.0000	04/01/41	864,616
1,000,000	Putnam Public Service District	3.0000	06/01/41	864,458
1,000,000	Putnam Public Service District	3.6250	12/01/45	802,648
1,000,000	Raleigh County Public Service District	3.0000	06/01/37	936,966
380,000	Shepherdstown Corp	3.3000	03/01/32	371,006
500,000	Texas Water Development Board	4.0000	10/15/44	480,371

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 95.7% (Continued)
	WATER AND SEWER — 29.6% (Continued)
1,000,000	West Virginia Water Development Authority	5.0000	07/01/34	$ 1,134,586
				25,580,487
	TOTAL MUNICIPAL BONDS (Cost $85,435,337)			82,521,054

Shares
	SHORT-TERM INVESTMENT — 4.3%
	MONEY MARKET FUND - 4.3%
3,673,646	Federated Hermes Government Obligations Fund, 3.52% (Cost $3,673,646)(a)			3,673,646

	TOTAL INVESTMENTS - 100.0% (Cost $89,108,983)			$ 86,194,700
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%			9,850
	NET ASSETS - 100.0%			$ 86,204,550

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

WESMARK TACTICAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	COMMODITY - 14.9%
60,700	iShares Bloomberg Roll Select Commodity Strategy	$ 3,606,794
8,986	SPDR® Gold Shares(a)	3,866,586
		7,473,380
	EQUITY - 11.5%
3,893	iShares MSCI India Small-Cap ETF, USD Class(a)	233,424
1,825	SPDR® S&P 500® ETF Trust	1,186,871
29,941	Vanguard Mega Cap Value ETF	4,339,948
		5,760,243
	EXCHANGE-TRADED FUNDS - 71.4%
11,200	Consumer Discretionary Select Sector SPDR Fund	1,220,576
11,000	Invesco S&P 500 Equal Weight ETF	2,111,120
17,000	iShares Core S&P Small-Cap ETF	2,113,270
65,152	iShares Core U.S. Aggregate Bond ETF	6,467,639
15,000	iShares Expanded Tech-Software Sector ETF(a)	1,200,750
68,220	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,435,298
55,613	Ishares Msci Acwi Index Fund	3,807,822
8,647	iShares Nasdaq Biotechnology ETF(a)	1,460,046
15,170	iShares Russell 2000 Index Fund	3,762,160
37,400	Vanguard FTSE Emerging Markets ETF	2,021,470
34,300	Vanguard Short-Term Corporate Bond ETF	2,718,961
18,300	Vanguard® FTSE Europe ETF	1,508,469
		35,827,581

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,631,578)	49,061,204

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
1,045,014	Federated Hermes Government Obligations Fund, 3.52% (Cost $1,045,014)(b)	1,045,014

	TOTAL INVESTMENTS - 99.9% (Cost $41,676,592)	$ 50,106,218
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	27,528
	NET ASSETS - 100.0%	$ 50,133,746

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.